Average Annual Total Returns{- Fidelity Freedom Blend 2035 Fund} - 03.31 Fidelity Freedom Blend Funds - Premier Combo PRO-05 - Fidelity Freedom Blend 2035 Fund	Fidelity Freedom Blend 2035 Fund- Class K6 Return Before Taxes Past 1 year	Fidelity Freedom Blend 2035 Fund- Class K6 Return Before Taxes Since Inception		Fidelity Freedom Blend 2035 Fund- Class K6 After Taxes on Distributions Past 1 year	Fidelity Freedom Blend 2035 Fund- Class K6 After Taxes on Distributions Since Inception		Fidelity Freedom Blend 2035 Fund- Class K6 After Taxes on Distributions and Sales Past 1 year	Fidelity Freedom Blend 2035 Fund- Class K6 After Taxes on Distributions and Sales Since Inception		SP001 Past 1 year	SP001 Since Inception		F0552 Past 1 year	F0552 Since Inception
Total	14.28%	12.78%	[1]	11.76%	10.97%	[1]	9.35%	9.55%	[1]	28.71%	18.13%	[1]	14.02%	12.14%	[1]

[1]	(a)From August 31, 2018